Components of net Investment in Direct Financing and Sales-Type Leases (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Future minimum lease payments receivable		$ 385,589	$ 196,041
Residual value of containers		11,143	11,393
Less unearned income		(101,429)	(40,374)
Net investment in direct financing and sales-type leases	[1]	295,303	167,060
Amounts due within one year		40,940	39,270
Amounts due beyond one year		$ 254,363	$ 127,790

[1]	(1) As of December 31, 2019, two major customers represented 44.3% and 16.1% of the Company’s direct financing and sales-type leases portfolio. As of December 31, 2018, three major customers represented 20.6%, 17.0% and 11.3% of the Company’s direct financing and sales-type leases portfolio. No other customer represented more than 10% of the Company’s direct financing and sales-type leases portfolio as of December 31, 2019 and 2018